General (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Mar. 27, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
General (Textual)
Net loss			$ (2,521)	$ (3,262)	$ (8,949)
Operating activities			2,800
Accumulated deficit			$ (49,541)	$ (41,651)	$ (46,912)
Initial public offering		$ 13,700
Ownership interest, percentage			27.00%
Established on holding	82.36%